Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended		11 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Common Stock [Member]
Number of units issued			1,001,242
Unit issuance costs			$ 62,155
Shares issued	196,400		1,003,012
Payments of Stock Issuance Costs	$ 7,565	$ 138,256	$ 138,256
Common stock issued in Plan of Merger	2,800,000		2,800,000
Common Stock Two [Member]
Number of units issued	10,000
Shares issued	196,400
Payments of Stock Issuance Costs	$ 7,565
Common Stock Three [Member]
Shares issued	188,100
Payments of Stock Issuance Costs	$ 70
Common Stock One [Member]
Unit issuance costs	$ 138,256
Shares issued	1,003,012